Award Timing Disclosure	12 Months Ended
	Mar. 30, 2024	Nov. 02, 2023 USD ($) $ / shares	Aug. 04, 2023 USD ($) $ / shares	May 26, 2023 USD ($) $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
2024 Grants of Certain Equity Awards Close in Time to the Release of
Material Nonpublic Information
The Compensation Committee’s general policy under the Stock Plan is to fix the date of grant of options as
the third business day
after
VF announces its earnings for the previously completed fiscal year or quarter depending upon whether the award is an annual award or a mid-year
award. In fiscal 2024, there were two occasions when the grant date of options occurred one business day after the filing of a periodic report, and one occasion when the
grant date of options occurred one business day prior to the filing of a periodic report. The following table presents information regarding options issued to our executive officers in fiscal 2024 during any period beginning four business days before the filing of a periodic report or current report disclosing material non-public
information (“MNPI”) and ending one
business
day after the filing or furnishing of such report with the SEC.

NAME	GRANT DATE	NUMBER OF SECURITIES UNDERLYING THE AWARD (#)	EXERCISE PRICE OF THE AWARD ($)	GRANT DATE FAIR VALUE OF THE AWARD ($)
PERCENTAGE CHANGE IN THE
CLOSING MARKET PRICE
OF THE SECURITIES
UNDERLYING THE AWARD
BETWEEN THE TRADING DAY
ENDING IMMEDIATELY PRIOR
TO THE DISCLOSURE OF MNPI
AND THE TRADING DAY
BEGINNING IMMEDIATELY
FOLLOWING THE DISCLOSURE
OF MNPI

Bracken Darrell	8/4/2023	786,622	$19.42	$4,515,210	1.84%
	8/4/2023	262,208	19.42	1,505,074	1.84
Matthew Puckett	5/26/2023	192,286	17.95	1,099,876	(1.63)
Martino Scabbia Guerrini	5/26/2023	235,987	17.95	1,349,846	(1.63)
Nicole Otto	5/26/2023	174,805	17.95	999,885	(1.63)
Brent Hyder	11/2/2023	99,639	14.01	570,931	7.70
Kevin Bailey	5/26/2023	235,987	17.95	1,349,846	(1.63)
Benno Dorer	8/4/2023	11,124	19.42	63,852	1.84

Awards Close in Time to MNPI Disclosures, Table

NAME	GRANT DATE	NUMBER OF SECURITIES UNDERLYING THE AWARD (#)	EXERCISE PRICE OF THE AWARD ($)	GRANT DATE FAIR VALUE OF THE AWARD ($)
PERCENTAGE CHANGE IN THE
CLOSING MARKET PRICE
OF THE SECURITIES
UNDERLYING THE AWARD
BETWEEN THE TRADING DAY
ENDING IMMEDIATELY PRIOR
TO THE DISCLOSURE OF MNPI
AND THE TRADING DAY
BEGINNING IMMEDIATELY
FOLLOWING THE DISCLOSURE
OF MNPI

Bracken Darrell	8/4/2023	786,622	$19.42	$4,515,210	1.84%
	8/4/2023	262,208	19.42	1,505,074	1.84
Matthew Puckett	5/26/2023	192,286	17.95	1,099,876	(1.63)
Martino Scabbia Guerrini	5/26/2023	235,987	17.95	1,349,846	(1.63)
Nicole Otto	5/26/2023	174,805	17.95	999,885	(1.63)
Brent Hyder	11/2/2023	99,639	14.01	570,931	7.70
Kevin Bailey	5/26/2023	235,987	17.95	1,349,846	(1.63)
Benno Dorer	8/4/2023	11,124	19.42	63,852	1.84

Bracken Darrell [Member]
Awards Close in Time to MNPI Disclosures
Name			Bracken Darrell
Underlying Securities			786,622
Exercise Price | $ / shares			$ 19.42
Fair Value as of Grant Date			$ 4,515,210
Underlying Security Market Price Change			1.84
Bracken Darrell 1 [Member]
Awards Close in Time to MNPI Disclosures
Underlying Securities			262,208
Exercise Price | $ / shares			$ 19.42
Fair Value as of Grant Date			$ 1,505,074
Underlying Security Market Price Change			1.84
Matthew Puckett [Member]
Awards Close in Time to MNPI Disclosures
Name				Matthew Puckett
Underlying Securities				192,286
Exercise Price | $ / shares				$ 17.95
Fair Value as of Grant Date				$ 1,099,876
Underlying Security Market Price Change				(1.63)
Martino Scabbia Guerrini [Member]
Awards Close in Time to MNPI Disclosures
Name				Martino Scabbia Guerrini
Underlying Securities				235,987
Exercise Price | $ / shares				$ 17.95
Fair Value as of Grant Date				$ 1,349,846
Underlying Security Market Price Change				(1.63)
Nicole Otto [Member]
Awards Close in Time to MNPI Disclosures
Name				Nicole Otto
Underlying Securities				174,805
Exercise Price | $ / shares				$ 17.95
Fair Value as of Grant Date				$ 999,885
Underlying Security Market Price Change				(1.63)
Brent Hyder [Member]
Awards Close in Time to MNPI Disclosures
Name		Brent Hyder
Underlying Securities		99,639
Exercise Price | $ / shares		$ 14.01
Fair Value as of Grant Date		$ 570,931
Underlying Security Market Price Change		7.7
Kevin Bailey [Member]
Awards Close in Time to MNPI Disclosures
Name				Kevin Bailey
Underlying Securities				235,987
Exercise Price | $ / shares				$ 17.95
Fair Value as of Grant Date				$ 1,349,846
Underlying Security Market Price Change				(1.63)
Benno Dorer [Member]
Awards Close in Time to MNPI Disclosures
Name			Benno Dorer
Underlying Securities			11,124
Exercise Price | $ / shares			$ 19.42
Fair Value as of Grant Date			$ 63,852
Underlying Security Market Price Change			1.84